Derivatives (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	$ 305,613	$ 193,028
Total	305,613	$ 193,028
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	77,024
Total	77,024
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	228,590
Total	$ 228,590